Inventories (Tables)	12 Months Ended
Aug. 31, 2024
Inventories
Schedule of inventories

	2024	2023
	$	$
Raw materials	5,456,935	1,553,501
Work-in-process	383,968	369,753
Finished goods	368,384	522,300
	6,209,287	2,445,554